Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings
Borrowings

22       Borrowings

	At December 31,
	2021	2020
Non-current
Bank and financial borrowings (**)	258,248	509,086
Notes (*)	760,089	619,321
	1,018,337	1,128,407
Current
Bank and financial borrowings (**)	354,023	155,251
Notes (*)	67,243	61,159
	421,266	216,410
Total Borrowings	1,439,603	1,344,817

Changes in borrowings during the years are as follows:

	2021	2020
Balances at the beginning of the year	1,344,817	1,208,344
Loans obtained	396,504	224,310
Loans paid	(266,839)	(71,466)
Interest paid	(86,108)	(41,149)
Accrued interest for the year	114,710	81,931
Debt renegotiation expenses capitalization	(20,439)	(10,975)
Translation differences and inflation adjustment	(43,042)	(46,178)
Balances at the end of the year	1,439,603	1,344,817

22       Borrowings (Cont.)

The maturity of borrowings is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2021 (1)	524,338	232,950	500,228	711,660	1,969,176
At December 31, 2020 (1)	286,353	307,722	641,191	514,575	1,749,841

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

	At December 31,
	2021	2020
Fair value of borrowings (2)	1,466,852	1,375,443
	1,466,852	1,375,443

(2) Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.

22       Borrowings (Cont.)

(*) Notes include the following as of December 31, 2021:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI Airport Sudamérica	Senior secured guarantee notes	November 2021	USD	246.2	November 2034	Fixed 6.875%	233.6
S.A.U. (“ACI”)	Senior secured guarantee notes	May 2015, May 2020 (1)	USD	14.1	November 2032	Fixed 6.875%	13.3
Corporación América Italia S.p.A. (“CAI”)	Secured notes	January 2020	Euros	71.8	December 2024	Fixed 4.556%	68.5

		February 2017, May 2020 (1) (2)	USD	212.3	February 2027	Fixed 6.875%	113.9
	Senior secured guarantee notes	October 2021	USD	208.9	August 2031	Fixed 8.5%	207.9
Aeropuertos Argentina 2000	Class 2 Notes Series 2020	August 2020	USD (2)	40	August 2022	Fixed 0.00%	40
S.A. (“AA2000”)	Class 3 Notes	September 2021	USD (2)	30.5	September 2023	Fixed 4.00%	30.3
	Class 1 Series 2021 Notes	November 2021	USD (2)	64	August 2031	Fixed 8.5%	60.1
	Class 4 Notes	November 2021	USD	62	November 2028	Fixed 9.5%	59.7
Total							827.3

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in U.S. dollars but issued and paid in Argentine pesos

22       Borrowings (Cont.)

(*) Notes include the following as of December 31, 2020:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
Puerta del Sur S.A. (“PDS”)	Secured guarantee notes	April 2007	USD	87	October 2022	Fixed 7.75%	17.6
ACI Airport Sudamérica S.A.U. (“ACI”)	Senior secured guarantee notes	May 2015 and May 2020 (1)	USD	200.9	November 2032	Fixed 6.875%	191.7

Corporación América Italia S.p.A. (“CAI”)	Secured notes	January 2020	Euros	71.8	December 2024	Fixed 4.556%	73.8

Aeropuertos Argentina 2000	Senior secured guarantee notes	February 2017 and May 2020 (2)	USD	413.8	February 2027	Fixed 6.875%	357.4
S.A. (“AA2000”)	Class 2 Notes Series 2020	August 2020	USD (3)	40	August 2022	Fixed 0.00%	40
Total							680.5

(1)A partial exchange of the notes initially issued was performed during 2020, which is detailed below
(2)A partial exchange of the notes issued in May 2015 and May 2020 was performed during 2021, which is detailed below
(3)These notes are dollar-linked, denominated in U.S. dollars but issued and paid in Argentine pesos
-	On October 6, 2021, a second amendment to agreement for the issuance of Negotiable Obligations of PDS was executed (the “Amendment”). The Amendment provided an option in favor of PDS (the “Option”), to be exercised between October 6, 2021 and December 28, 2021, to prepay the entire principal amount and unpaid accrued interests. If this option was exercised, the balance becomes due and PDS had to pay an additional amount to the noteholders, ranging from 3.5% to 4.5% of the principal amount depending on the final repayment date. As of December 31, 2021, the option has been exercised, the prepayment disbursed and the related guarantees were released. The additional amount paid amounted approximately USD 348 thousand and it is included in Other financial loss line (Note 9).
-	The holders of the Senior Secured Guarantee Notes of ACI (“ACI Existing Notes”) benefit from a guarantee and a security package including the pledge of the shares in PDS and Cerealsur S.A., and certain accounts of Cerealsur and ACI. As of December 31, 2021 and December 31, 2020, they were guaranteed with a debt service reserve account of ACI and the funds contained therein. These notes are fully and unconditionally guaranteed by Cerealsur S.A.

On May 26, 2020, ACI issued USD 180.9 million aggregate principal amount of 6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032 to repurchase and exchange 93.6% of the total original principal amount of the ACI Existing Notes obtaining consents to certain proposed amendments to the indenture governing the ACI Existing Notes and certain waivers. The main covenants and guarantees remain unchanged except for the incorporation of ACI’s shares pledge.

On November 12, 2021 ACI issued USD 246.2 million aggregate principal amount of 6.875% Senior Secured Guaranteed Notes due 2034 (the “New Notes”) consolidating the repurchase and exchange of 40.62% of the total original principal amount of the Series 2015 Notes, 96.43% of the total original amount of the Series 2020 Notes and a new money offering of USD 52.9 in a private transaction under the same terms as the New Notes. The main guarantees remain unchanged while the covenants over ACI Existing

Notes were eliminated and an Interest payment account was funded with a portion of the proceeds of the issuance of the New Notes, amounting as of December 31, 2021 USD 30 million.

-	The main covenants on the secured notes of CAI are limitations to take additional indebtedness, make payments of dividends and other payments that are specifically restricted, selling assets as well as requiring compliance with certain financial ratios.

The Italian Notes are secured by an economic first ranking pledge in respect of all the shares representing 100% of the share capital of CAI, 100% of the share capital of Dicasa Spain S.A.U. and the shares representing CAI’s holding in Toscana Aeroporti S.p.A.

22       Borrowings (Cont.)

-	The main covenants of the senior secured guarantee notes of AA2000 (“AA2000 Existing Notes”) require compliance with certain financial ratios as well as restriction to incur additional debt and limitations on the payments of dividends if any default, whether declared or not, has occurred. Notes issued by AA2000 are secured by a collateral assignment of fiduciary rights of certain revenue of AA2000.

On February 27, 2020, the ordinary general meeting of shareholders of AA2000 approved the creation of a Global Program for the issuance of Notes. The aforementioned program establishes the issuance of simple Notes not convertible into shares with a principal value of up to USD 500 million, or its equivalent in other currencies, during a period of five years commencing on the date of approval of the Global Program by the Argentine Comisión Nacional de Valores (“CNV”). i.e. April 17, 2020. The principal value was increased up to USD 1,500 million after an ordinary general meeting of holders held on June 15, 2021 and the approval of the CNV on July 11, 2021, which left unchanged the issuance period of five years from the date of the original approval.

On May 20, 2020 AA2000 issued USD 306 million aggregate principal amount of 6.875% Cash/9.375% PIK Class I Series 2020 Additional Senior Secured Notes due 2027 (the “Series 2020 Additional Notes”) in exchange of 86.73% of the total original principal amount of AA2000 Existing Notes and obtained consents to certain proposed amendments and waivers to the indenture governing AA2000 Existing Notes after completion of required conditions; the approval of ORSNA on April 24, 2020, issuing the Resolution No. 21/2020 pursuant to which the collateral assignment of revenue under AA2000 Existing Notes was extended to the Series 2020 Additional Notes in equal terms; and executing and delivering amendments to the 2019 Credit Facilities to provide for the effective deferral of payments of principal due thereunder on August 19, 2020 and November 19, 2020 that was satisfied on April 29, 2020. Accrued interest is capitalized quarterly. From May 1, 2021, the expiry date of the PIK Period, New Notes accrue interest at a rate of 6.875% per annum until their maturity date, payable quarterly. The main covenants and guarantees remain unchanged.

On October 28, 2021, AA2000 issued USD 208.9 million aggregate principal amount of 8.5% Class I Series 2021 Additional Senior Secured Notes due 2031 (the “Series 2021 Notes”) to repurchase and exchange 24.61% of the total original principal amount of the Series 2017 Notes and 66.83% of the original principal amount of Series 2020 Additional Notes. Additionally, on November 4, 2021, AA2000 issued USD 64 million of Series 2021 Notes related to a new fund raising.

The Series 2021 Notes and the Existing Notes not exchanged are secured by the collateral currently securing the Existing Notes on a pro rata and pari passu basis. In addition, to secure its obligations under the Series 2021 Notes, AA2000, together with the relevant parties thereto, amended the cargo trust agreement dated August 9, 2019, entered into by AA2000 and the trustee (as amended, the “Cargo Trust”) in order to include holders of Series 2021 Notes as beneficiaries therein, granting them a security interest which is subordinated to (i) the rights of creditors under certain existing loans of AA2000, and (ii) any debt permitted to be incurred to finance or refinance any capital expenditures made or to be made pursuant to the concession agreement entered into by AA2000 with the Argentine National Government (as amended form time to time, the “Concession Agreement”) for the operation of the airports in Argentina.

Once the Existing Notes not exchanged in the Exchange Offer mature or are cancelled in full, AA2000 is required to amend and restate the Cargo Trust and the current trust related to the tariffs dated January 19, 2017, entered into by AA2000 and the trustee thereto (the “Tariffs Trust”), so that the Series 2021 Notes become secured under the Cargo Trust on a pro rata and pari passu basis with the existing beneficiaries of the Cargo Trust, and these beneficiaries in turn become secured under the Tariffs Trust on a pro rata and pari passu basis with the Series 2021 Notes. In accordance with the Concession Agreement, the collateral assignment of revenue must be authorized by the National Airports Regulatory Organization (Organismo Regulador del Sistema Nacional de Aeropuertos) (the “ORSNA”). ORSNA approved, on October 15 2021, the amendment of the Tariffs Trust and of the Cargo Trust to include the Series 2021 Notes as beneficiaries thereto (including their future amendment and restatement, once the Existing Notes are cancelled in full). Furthermore, AA2000 received the approval from the Central Bank of Argentina to establish a non-interest bearing U.S. dollar trust account in the United States to secure the Series 2021.

22       Borrowings (Cont.)

On November 4, 2021 AA2000 additionally issued USD 62 million aggregate principal amount of Class 4 Senior Secured Notes related to a new money offering, having a maturity of seven years, i.e. November 1, 2028, bearing an annual interest rate of 9.5%. The Senior Secured Notes are secured by a first priority lien on the Cargo Trust on a pari passu basis with certain commercial bank lenders to AA2000 and a second priority lien with new debt incurred by AA2000 to fund infrastructure works for a total amount of up to USD 235 million.

On September 8, 2021 AA2000 issued USD 30.5 million aggregate principal amount of 4.00% Class 3, repayable in a single payment at maturity.

(**) As of December 31, 2021 significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	6.4
Inframérica Concessionaria do	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8
Aeroporto São Gonçalo do	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	4.7	A
Amarante S.A.	BNDES	R$	September 2022	Fixed	2.5%	0.3
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.2
Inframérica Concessionaria do	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	203.2	A
Aeroporto de Brasilia S.A.	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
	Votorantim	R$	June 2022	Variable	CDI plus spread	3.1	C
	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	7.4	D
Terminal Aeroportuaria de S.A	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	2.8	D
Guayaquil S.A.	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	7.2	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	5.5	D
Terminal de Cargas de	Santander Uruguay	USD	April 2023	Fixed	4.40%	0.7	D
Uruguay S.A.	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.5	D
	Scotiabank Uruguay	USD	February 2026	Fixed	4.30%	1	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	1.2	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	19.6	D
	BPM	Euro	January 2022	Fixed	0.5%	4	D
	BPM	Euro	December 2023	Fixed	1.65%	0.2	D
	Unicredit	Euro	March 2022	Fixed	0.75%	9.6	D
Toscana Aeroporti S.p.A.	Unicredit	Euro	May-22	Fixed	0.75%	1.1	D
	BNL	Euro	April 2022	Fixed	0.6%	5.7	D
	ISP-SACE	Euro	September 2026	Variable	Euribor 3 month plus spread	95.8	D
	CREDEM	Euro	January 2022	Fixed	0.09%	1.1	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.2	D
	BPM	Euro	June 2024	Variable	Euribor 3 month plus spread	0.3	D
	MPS Servicio capital	Euro	March 2022	Fixed	0.38%	12.5	D
	Banca Intesa San Paolo	Euro	March 2022	Fixed	1.2%	12.6	D
Armenia International	Ameriabank C.J.S.C.	USD	June 2024	Variable	Libor 6 month plus spread (7)	30.6	B
Airports C.J.S.C.		Euro	June 2024	Variable	Euribor 6 month plus spread	32.2
	HSBC Bank Armenia C.J.S.C.	Dram	June 2022	Fixed	11% (4)	0.3	D
Aeropuerto de Neuquén S.A.	Banco Macro	USD	February 2022	Variable	Libor plus spread (6)	2.3	A
	Banco de la Provincia de Buenos Aires	USD	July 2023	Fixed	7%	0.1	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A. (5)	USD	August 2022	Fixed	9.75%	28.7	A
Aeropuertos Argentina 2000 S.A.	Onshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	27.4	A
	Onshore renegotiation - ICBC	USD	November 2024	Fixed	8.5%	10.1	A
	Citibank N.A. (5)	USD	February 2023	Variable	Libor plus spread (6)	16.4	A
	Offshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	13.2	A
	Banco Ciudad	USD	November 2023	Fixed	6%	5	B
	Banco Macro	USD	December 2022	Fixed	7.75%	10.1	B
Consorcio Aeropuertos	Santander Uruguay	USD	April 2027	Fixed	5.1%	7	B
Internacionales S.A.	Banco Itaú	USD	April 2027	Fixed	3.8%	7
Puerta del Sur S.A.	Banco de la República Oriental del Uruguay	USD	March 2028	Fixed	3.11%	10	A
Others						0.1
Total						612.3

22       Borrowings (Cont.)

(**) As of December 31, 2020 significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	7
Inframérica Concessionaria do	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8
Aeroporto São Gonçalo do	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	4.9	A
Amarante S.A.	BNDES	R$	September 2022	Fixed	2.50%	0.7
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.4
Inframérica Concessionaria do	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	221.4	A
Aeroporto de Brasilia S.A.	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
	Votorantim	R$	June 2022	Variable	CDI plus spread	3.5	C
	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	8.9	D
Terminal Aeroportuaria de	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	3.5	D
Guayaquil S.A	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	8.5	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	7.3	D
Terminal de Cargas de	Santander Uruguay	USD	April 2023	Fixed	4.25%	1.2	D
Uruguay S.A.	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.9	D
	MPS Servicio Capital	Euro	June 2022	Variable	Euribor 6 month plus spread	3.5	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	24.8	D
	BPM	Euro	January 2021	Fixed	0.30%	1.8	D
	Unicredit	Euro	March 2021	Fixed	0.30%	10.4	D
	Unicredit	Euro	February 2021	Fixed	0.30%	1.2	D
Toscana Aeroporti S.p.A.	BNL	Euro	April 2021	Fixed	0.50%	6.2	D
	CREDEM	Euro	February 2021	Fixed	0.09%	4.9	D
	ISP-SACE	Euro	September 2026	Variable	Euribor 3 month plus spread	103.5	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.3	D
	BPM	Euro	June 2024	Variable	Euribor 3 month plus spread	0.4	D
	MPS Servicio capital	Euro	February 2021	Fixed	0.20%	12.3	D
	Banca Intesa San Paolo	Euro	February 2021	Fixed	0.15%	7.4	D
	Banca Intesa San Paolo	Euro	March 2021	Fixed	0.20%	6.2	D
Armenia International		USD	June 2024	Variable	Libor 6 month plus spread	29.8
Airports C.J.S.C.	Ameriabank C.J.S.C.	Euro	June 2024	Variable	Euribor 6 month plus spread	34.2	B
	HSBC Bank Armenia C.J.S.C.	Dram	June 2022	Fixed	11% (4)	0.8	D
Aeropuerto de Neuquén S.A.	Banco Macro	USD	August 2021	Variable	Libor plus spread	2.6	A
	Banco de la Provincia de Buenos Aires	USD	July 2023	Fixed	7%	2.6	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A. (5)	USD	August 2022	Fixed	9.75%	65.7	A
	Onshore renegotiation	ARS	June 2022	Variable	BADCOR plus spread	8.4	A
Aeropuertos Argentina 2000 S.A.	Onshore renegotiation	ARS	November 2022	Variable	BADCOR plus spread	9.4	A
	Citibank N.A. (5)	USD	November 2022	Variable	Libor plus spread	29.3	A
	Offshore renegotiation	ARS	June 2022	Variable	BADCOR plus spread	5	A
	Banco Macro	USD	July 2021	Fixed	10%	10.2	B
Consorcio Aeropuertos	Santander Uruguay	USD	April 2024	Fixed	5.1%	5.1
Internacionales S.A.	Banco Itaú	USD	April 2025	Variable	Libor plus spread	5.1	B
Others						0.1
Total						664.3

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate)

IPCA: corresponds to the Brazilian Consumer Price index)

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

ARS - Argentine Pesos

R$ - Brazilian Reales

(3) T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate)

(4) Effective interest rate is 5.5% as 50% of interest rate is subsidized by Armenian Government

(5) Comprises loans with Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U., Banco Santander Río S.A. (“the onshore credit facility”) and Citibank N.A. (“the offshore credit facility”).

(6) After December 31, 2021, amendment to the original contracts with the financial institutions have been performed switching from LIBOR to alternative interest rates without a significant impact (Note 33).

(7) There have been general communications with the financial institution regarding the change of the reference rate, but specific changes to contracts required by IBOR reform have not yet been proposed or agreed. A sensitivity analysis considering this situation has been performed and concluded that no material impacts could derive from this change.

22       Borrowings (Cont.)

-

The Credit Facility Agreement between Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”) and the Banco Nacional do Desenvolvimento Econômico e Social (“BNDES”) is secured by the pledge of the shares of Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A, together with any dividends and distributions in connection therewith, as well as the fiduciary assignment of rights arising under the Natal Airport concession agreement and certain letters of guarantees issued by indirect shareholders and affiliates of Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. It also establishes a required pre-authorization by BNDES on payments of Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. dividends if exceeding 25% of net profits.

The Credit Facility Agreement between Inframérica Concessionária do Aeroporto de Brasilia (“ICAB”) and BNDES is secured by the pledge of Inframérica Concessionária do Aeroporto de Brasilia and Inframérica Participaçoes S.A. shares, the fiduciary assignment of rights arising under the Brasilia airport concession agreement and letters of guarantee issued by indirect shareholders and affiliates of Inframérica Concessionária do Aeroporto de Brasilia. It also establishes under certain circumstances a required pre-authorization by BNDES on payments of Inframérica Concessionária do Aeroporto de Brasilia dividends if exceeding 25% of net profits and compliance of certain financial ratios.

During 2017 and 2018 ICAB and ICASGA entered into amendments and extension agreements with BNDES with respect to the above loans in the case of ICASGA including an early repayment of a large part of the original debt and in the case of ICAB including the extension of the final maturity and an increasing of the amount available under the credit facility.

In connection with such amendments and extension agreements, ACI Airports S.à r.l. and CAAP have agreed not to create any encumbrances on their shares in Inframérica, and not to sell, acquire, merge or spin-off assets or undertake any other action that results or that may result in a change in the current corporate structure of Inframérica or any change of control in Inframérica, without the prior consent of BNDES. ACI Airports S.à r.l. has agreed not to undertake any change of control in CAAP without the prior consent of BNDES. In addition, ACI Airports S.à r.l. has agreed to maintain a minimum credit rating (the “Minimum Rating”) or a stand-alone rating (without including the sovereign rating) of at least B-. As of December 31, 2021, the Minimum Rating was not achieved and ICAB and ICASGA requested BNDES to provide a waiver regarding this obligation. The non-compliance of the Minimum Rating requires the posting of additional collateral by the guarantors and/or the payment of the penalty fee of 1% per annum over the outstanding amount of the indebtedness due to BNDES. BNDES provided a waiver in connection therewith and, as of December 31, 2021, such waiver was in effect. Thereafter, BNDES extended such waiver through March 9, 2022. The waiver was not further extended by BNDES. In this regard, BNDES applied a penalty of 1% p.a. on the outstanding amount starting in March 2022, estimated to be R$ 13 million for 2022 (equivalent to USD 2.3 million), which is already being paid by ICAB and ICASGA on a monthly basis, along with scheduled interest payments.

In case BNDES requires the guarantors (certain subsidiaries of CAAP and controlling shareholder of CAAP) to post additional collateral (equivalent of 24 months of debt service), the total estimated amount would be approximately R$ 333 million (equivalent to USD 59.7 million), related to both ICAB and ICASGA. CAAP is of the opinion that, if required, the Group would have sufficient funds to post such additional collateral.

Additionally, as of December 31, 2021, ICAB has not paid in full the 2021’s fixed concession fee and, therefore, was not in compliance with certain covenant under the BNDES loan agreement. As a result, the amount of USD 192.1 million is presented as current as of December 31, 2021 in these consolidated financial statement.

22       Borrowings (Cont.)

The forgoing has occurred because, pursuant to Portaria 139, ICAB requested to reprofile 50% of the amount due and payable of the fixed concession fee and, even though, the Brazilian Ministry of Infrastructure granted its approval, ANAC denied ICAB’s request, and initiated administrative proceedings to verify if ICAB was on default.

Therefore, ICAB initiated a judicial procedure and, on February 2, 2022, a writ of mandamus was granted by a Federal judge suspending any act or enforceability in connection therewith. Although there can be no assurance as to the outcome of the proceedings, ICAB believes that based on the opinion of the ICAB’s external legal advisors, it is not likely that the writ of mandamus is rescinded by the justice.

After evaluating the subsequent events described above, the Company concluded that after the balance sheet date, this Credit Facility Agreement would be considered a long-term liability.

On May 25, 2021, ICAB cancelled an existing loan in R$ and entered into a new loan in USD with Banco Votorantim S.A. – Bahamas Branch for an amount of USD 3 million due in June 2022. This loan was secured with a guarantee signed by Banco Votorantim S.A. Brazil with ICAB (“Contrato de Prestaçao de Garantía”). This guarantee agreement, dated May 25, 2021, was in turn secured by a guarantee letter issued by CAAP for a total amount of USD 3 million or its equivalent in Brazilian Real which cannot be lower than R$ 16.2 million-plus interest. Further payments under the loan are protected from the exposure to U.S. dollars exchange rate fluctuation with a cash flow swap derivative with Banco Votorantim S.A. Brazil.

-	On December 15, 2015 Armenia International Airports C.J.S.C. entered into a senior secured dual-currency facility agreement with Credit Suisse AG (and other banks) for a principal amount up to USD 160 million, which is secured by the collateral assignment of all present and future rights arising under the Armenian Concession Agreement and other related agreement, a pledge over all present and future bank accounts, a pledge over certain movable and immoveable assets related to the Zvartnots Airport and the pledge of Armenia International Airports C.J.S.C. shares.

According to the loan agreement Armenia International Airports C.J.S.C. has to maintain debt to EBITDA, Debt service coverage and adjusted debt service coverage ratios in order to be able to perform distributions of dividends. According to this agreement, these ratios must be met as of June 30 and December 31 of each year the loan is outstanding.

On December 23, 2020, Armenia International Airports C.J.S.C. changed its facility agent from Credit Suisse AG to Ameriabank C.J.S.C. and re-structured the terms of the debt, including the maturity date (which was pushed to June 25, 2024) and additional clauses that modify some of the original restrictions and covenants, postponing the obligation to comply with the ratios until June 30, 2022.

As of December 31, 2021 Armenia International Airports C.J.S.C. pledged to the security agent cash held in bank accounts for USD 54,542 (USD 28,780 at December 31, 2020) and intangible assets and property and equipment for a total of USD 147,484 (USD 142,384 at December 31, 2020).

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Toscana Aeroporti S.p.A. (“TA”), pursuant to the loan agreement with Banco de Innovación de Infraestructuras y Desarrollo/ MPS Servicio capital is required to comply with certain financial ratios. Additionally, the loan agreement requires a minimum amount of € 1 million to be made available and deposited in a current account pledged as security.

On November 6, 2020, € 85 million of proceeds were disbursed to TA under a loan signed with a pool of leading financial institutions comprising Intesa Sanpaolo and BNL-BNP Paribas. The loan is 90% backed by SACE guarantees pursuant to the provisions of Decree-Law No. 23/2020 within the framework of the programme “Garanzia Italia”, an Italian guarantee scheme intended to support Italian companies affected by the Covid-19 crisis. The loan has a term of six years, with a two-year grace period and TA is required to comply with certain financial ratios.

22       Borrowings (Cont.)

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Aeropuerto de Neuquén S.A. (“ANSA”) loan with Banco Macro is secured with a guarantee letter of Corporación América S.A. In addition, ANSA entered into an assignment of collection rights agreement in favor of Banco Macro.

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On August 9, 2019, AA2000 entered into two credit facility agreements: (a) the onshore credit facility agreement, by and among AA2000, as borrower, Banco Galicia and Buenos Aires S.A.U., Industrial and Commercial Bank of China (Argentina) S.A. (“ICBC”) and Banco Santander Río S.A., as lenders (collectively, the “Lenders”), Citibank N.A. (“Citibank”), as administrative agent and Citibank Argentina, as local collateral agent, local disbursement agent and local paying agent, for an aggregate principal amount of USD 85 million and (b) the offshore credit facility agreement, by and among AA2000, as borrower, Citibank acting through its international banking facility, as lender, Citibank N.A., as administrative agent and Citibank Argentina as local collateral agent and local custodian agent for an aggregate principal amount of USD 35 million (collectively, the “2019 Credit Facilities”).

The term for the credit facility agreements was thirty-six months as from the borrowing date. The principal amount under the credit facility agreements had to be repaid in nine quarterly equal and regular installments, the first one being payable twelve months from the borrowing date, and bears interests: (i) regarding the onshore credit facility agreement, at a fixed rate of 9.75%p.a.; (ii) regarding the offshore credit facility agreement, at a variable rate equivalent to (a) the LIBOR rate plus (b) an interest rate of a 5.5% p.a. plus (c) any applicable withholding tax.

To secure its obligations under the two credit facility agreements, pursuant to the Argentine Collateral Trust Agreement dated August 9, 2019 (under Argentine law), AA2000 transferred and assigned to the collateral trustee, acting on behalf of the Trust, for the benefit of the Lenders, acting as the beneficiaries, all: (a) rights, title and interest in, to and under each payment of the cargo airport charges payable by the user of such services in connection with all proceeds derived from export and import services carried out by Terminal de Cargas Argentina (a business unit of AA2000); and (b) any residual amount that AA2000 could be entitled to receive pursuant to article 11.4 of the collateral trust agreement dated January 17, 2017, entered into AA2000 and Citibank, in respect of the rights to receive payment in the event of a termination, expropriation or redemption of the concession agreement entered by and between the National Government and AA2000 on February 9, 1998 and approved by Decree No. 163/1998; including the right to receive and withhold all the payments pursuant to them and any other produced by them, assigned in trust to secure the Existing Notes issued by AA2000.

During 2020 and 2021, AA2000 entered into framework amendments (“Framework Agreement”) and extension agreements with the financial institutions with respect to the above loans, including the extension of the final maturity. Additionally, under the Framework Agreement, AA2000 signed bilateral contracts with each of the financial institutions and signed an amendment to the aforementioned agreement where the obligation to comply with certain ratios foreseen in the 2019 Credit Facilities has been waived.

Additional loans in ARS have been obtained to pay the installment during 2020 and 2021 of the renegotiated 2019 Credit Facilities agreement. All these loans are in ARS accruing quarterly interests at a variable rate.

On November 18, 2021, AA2000 agreed with the Lenders the granting of a bimonetary loan in order to prepay the loans from the Framework Agreement. The loans can be disbursed, at each of the banks’ sole discretion, in U.S. Dollars (“USD”) or Argentine Pesos (“ARS”), and are secured by the Argentine Collateral Trust Agreement. Disbursements have been performed in November and December 2021, both in USD (Onshore renegotiation – ICBC) and in ARS (Offshore renegotiation).

On January 21, 2020, AA2000 obtained a loan of USD 10 million with Banco Macro payable in 180 days at a nominal annual rate of 6%. On May 11, 2020, AA2000 agreed to reschedule the loan extending its term to July 24, 2021 with an annual compensatory rate of 10%, subject to the payment of interest due on July 24, 2020 and a guarantee assignment of the future receivables for air station usage fees (for domestic flights) to be collected from Aerolíneas Argentinas S.A. On July 24, 2020, AA2000 paid the interest due on its USD 10 million loan with Banco Macro and the ORSNA issued Resolution No. 49/2020 authorizing the assignment of credits as a guarantee.

22       Borrowings (Cont.)

On July 29, 2021 AA2000 and Banco Macro agreed to a new payment arrangement plan which foresees three equal installments of capital and payments of interests to be made on July, October and December 2022, with an annual compensatory rate of 7.75%. The security for the loan consisting in the future receivables for air station usage fees (for domestic flights) to be collected from Aerolíneas Argentinas S.A. is still in force and it will so remain until full repayment of the loan.

On November 1, 2021 AA2000 signed a new loan agreement with Banco de la Ciudad de Buenos Aires for USD 5 million. The loan has a payment term of twenty-four months, a nominal annual interest rate of 6% and its principal amortizes 30% after twelve and eighteen months, and the remaining 40% after twenty-four months. It is secured by assigned revenues from certain commercial contracts.

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Consorcio Aeropuertos Internacionales S.A. (“C.A.I.S.A.”), pursuant to the credit facilities with Banco Santander S.A. and Banco Itaú Uruguay S.A. is required to comply with certain financial ratios as well as certain restrictions. Assignment of certain revenues has been given to secure the aforementioned credit facilities.

As of December 31 2021, C.A.I.S.A. has completed the refinancing of its credit facilities with Banco Santander S.A. and Banco Itaú Uruguay S.A. Main conditions include the reduction of the total amount available under the credit facilities, the extension of the term, the modification of certain restrictions, the provision that debt service installments begin on April 30, 2022 and the change of interest rate from variable to fixed (in the case of Banco Itaú Uruguay S.A. loan only).

-	On April 16, 2021, PDS obtained a loan of USD 10 million with Banco de la República Oriental del Uruguay (BROU) repayable in 60 monthly installments starting on April 2023. This loan is secured by a guarantee issued by CAAP and by a stand by letter issued by Morgan Stanley Private Bank, National Association for USD 1.5 million guaranteed by Corporación America Sudamericana S.A.

Negotiations with lenders for the approval of temporary waivers of compliance, when and where necessary, have been carried out during 2021 and 2020 to avoid any risk of an event of default under pending facilities entered into by Group entities.

Except for the noncompliance of covenants mentioned above, waivers obtained mainly include an exemption from the requirements to comply with ratios provided for in the borrowing agreements and changes to the method for calculating ratios. However, some conditions may apply while the waivers are in force such as ensuring minimum cash balances, delivering additional information to noteholders or financial institutions or the inability to pay dividends.